Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$8,654	$8,654	$5,057	$5,057	Level 2
Total	$8,654	$8,654	$5,057	$5,057

Amortized cost
Trade and other receivables	$173,409	$173,409	$107,477	$107,477	—
Total	$173,409	$173,409	$107,477	$107,477

Financial Liabilities
FVTPL
Financial Derivatives	$(134,020)	$(134,020)	$(26,792)	$(26,792)	Level 2
Total	$(134,020)	$(134,020)	$(26,792)	$(26,792)

Amortized cost
Trade and other payables	$(190,692)	$(190,692)	$(155,955)	$(155,955)	—
Credit Facilities	(505,171)	(506,514)	(649,221)	(651,173)	—
Long-term notes	(874,527)	(917,889)	(1,132,868)	(761,129)	Level 1
Total	$(1,570,390)	$(1,615,095)	$(1,938,044)	$(1,568,257)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$8,654	$8,654	$5,057	$5,057	Level 2
Total	$8,654	$8,654	$5,057	$5,057

Amortized cost
Trade and other receivables	$173,409	$173,409	$107,477	$107,477	—
Total	$173,409	$173,409	$107,477	$107,477

Financial Liabilities
FVTPL
Financial Derivatives	$(134,020)	$(134,020)	$(26,792)	$(26,792)	Level 2
Total	$(134,020)	$(134,020)	$(26,792)	$(26,792)

Amortized cost
Trade and other payables	$(190,692)	$(190,692)	$(155,955)	$(155,955)	—
Credit Facilities	(505,171)	(506,514)	(649,221)	(651,173)	—
Long-term notes	(874,527)	(917,889)	(1,132,868)	(761,129)	Level 1
Total	$(1,570,390)	$(1,615,095)	$(1,938,044)	$(1,568,257)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
U.S. dollar denominated	US$602,503	US$759,508	US$829,934	US$934,731

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at February 24, 2022.

	Period	Volume	Price/Unit(1)	Index
Oil
Basis swap	Jan 2022 to Dec 2022	12,000 bbl/d	WTI less US$12.40/bbl	WCS
Basis swap	Jan 2022 to Dec 2022	4,000 bbl/d	WTI less US$4.43/bbl	MSW
Basis swap(3)	Feb 2022 to Jun 2022	1,000 bbl/d	WTI less US$3.00/bbl	MSW
Basis swap(3)	Mar 2022 to Dec 2022	2,000 bbl/d	WTI less US$2.88/bbl	MSW
Fixed - Sell	Jan 2022 to Dec 2022	10,000 bbl/d	US$53.50/bbl	WTI
3-way option(2)	Jan 2022 to Dec 2022	1,500 bbl/d	US$40.00/US$50.00/US$58.10	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,000 bbl/d	US$46.00/US$56.00/US$66.72	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,500 bbl/d	US$47.00/US$57.00/US$67.00	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,500 bbl/d	US$50.00/US$60.00/US$70.00	WTI
3-way option(2)	Jan 2022 to Dec 2022	2,000 bbl/d	US$53.00/US$63.50/US$72.90	WTI
3-way option(2)	Jan 2023 to Dec 2023	2,000 bbl/d	US$55.00/US$66.00/US$84.00	WTI
3-way option(2)(3)	Jan 2023 to Dec 2023	2,500 bbl/d	US$60.00/US$75.00/US$91.54	WTI

Natural Gas
Fixed - Sell	Jan 2022 to Dec 2022	5,000 GJ/d	$2.53/GJ	AECO 7A
Fixed - Sell	Jan 2022 to Dec 2022	14,250 GJ/d	$2.84/GJ	AECO 5A
Fixed - Sell	Jan 2022 to Dec 2022	1,000 mmbtu/d	US$2.94/mmbtu	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.25/US$2.75/US$3.06	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	1,500 mmbtu/d	US$2.60/US$2.91/US$3.56	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.60/US$3.00/US$3.83	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.65/US$2.90/US$3.40	NYMEX
3-way option(2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$3.00/US$3.75/US$4.40	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$50.00/US$60.00/US$70.00 contract, Baytex receives WTI plus US$10.00/bbl when WTI is at or below US$50.00/bbl; Baytex receives US$60.00/bbl when WTI is between US$50.00/bbl and US$60.00/bbl; Baytex receives the market price when WTI is between US$60.00/bbl and US$70.00/bbl; and Baytex receives US$70.00/bbl when WTI is above US$70.00/bbl.
(3)Contracts entered subsequent to December 31, 2021.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2021	2020
Realized financial derivatives loss (gain)	$184,241	$(47,836)
Unrealized financial derivatives loss	103,631	18,500
Financial derivatives loss (gain)	$287,872	$(29,336)

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2021 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$190,692	$190,692	—	$—	$—
Financial derivatives	134,020	134,020	—	—	—
Credit facilities(1)(2)	506,514	—	506,514	—	—
Long-term notes(1)(3)	885,920	—	253,120	—	632,800
Interest on long-term notes(4)	325,172	69,608	130,868	110,740	13,956
Lease obligations(1)	8,014	3,068	3,989	902	55
	$2,050,332	$397,388	$894,491	$111,642	$646,811
(1)Principal amount of instruments.
(2)The credit facilities mature on April 2, 2024 and will automatically be extended to June 4, 2024 providing the Company has either refinanced or has the ability to repay the outstanding 2024 long-term notes with existing credit capacity as of April 1, 2024.
(3)Principal amount of instruments. The US$500 million principal amount of 8.75% senior unsecured notes is due April 1, 2027 and the US$200 million principal amount of the 5.625% senior unsecured notes is due June 1, 2024 (note 8).
(4)Excludes interest on credit facilities as interest payments on credit facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2021.

Trade and Other Receivables Aging	December 31, 2021	December 31, 2020
Current (less than 30 days)	$171,058	$104,210
31-60 days	441	1,493
61-90 days	107	220
Past due (more than 90 days)	1,803	1,554
	$173,409	$107,477